Related Party Balances and Transactions (Details Textual) - USD ($)	1 Months Ended	6 Months Ended	12 Months Ended
	Jan. 29, 2020	Jun. 30, 2020	Dec. 31, 2019	Jan. 02, 2020	Mar. 29, 2019
CGY Investments Limited [Member]
Related Party Balances and Transactions (Textual)
Amount receive		$ 13,333
CGY Investments Limited [Member] | HKD [Member]
Related Party Balances and Transactions (Textual)
Amount receive		104,000
AENEAS CAPITAL LIMITED [Member]
Related Party Balances and Transactions (Textual)
Administrative fees			$ 57,949
AENEAS CAPITAL LIMITED [Member] | HKD [Member]
Related Party Balances and Transactions (Textual)
Administrative fees			$ 452,000
Aenco Limited [Member]
Related Party Balances and Transactions (Textual)
Services fees	$ 89,744	$ 69,231
Expiry date	Dec. 31, 2020	Dec. 31, 2020
Aenco Limited [Member] | HKD [Member]
Related Party Balances and Transactions (Textual)
Services fees	$ 700,000	$ 540,000
Aeneas Management Limited [Member]
Related Party Balances and Transactions (Textual)
Services fees		$ 123,559
Expiry date		Oct. 30, 2021
Aeneas Management Limited [Member] | HKD [Member]
Related Party Balances and Transactions (Textual)
Services fees		$ 963,760
Jurchen Investment Corporation [Member]
Related Party Balances and Transactions (Textual)
Rental fee		16,667
Jurchen Investment Corporation [Member] | HKD [Member]
Related Party Balances and Transactions (Textual)
Rental fee		$ 130,000
Aptorum Medical Limited [Member] | Maximum [Member]
Related Party Balances and Transactions (Textual)
Ownership of Aeneas Limited and its subsidiary				94.00%	95.00%
Aptorum Medical Limited [Member] | Minimum [Member]
Related Party Balances and Transactions (Textual)
Ownership of Aeneas Limited and its subsidiary				93.00%	94.00%